Repossessed Assets Acquired In Settlement Of Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Real Estate and Other Assets Repossessed [Roll Forward]
Balance, beginning of year	$ 1,115,671	$ 2,721,214	$ 4,361,411
Additions	435,550	580,748	1,026,178
Sales	(772,779)	(2,028,170)	(2,626,375)
Write-downs	(56,000)	(158,121)	(40,000)
Balance, end of year	$ 722,442	$ 1,115,671	$ 2,721,214